Registration No. 33-19862
                                                       Registration No. 811-5460

                         As filed on April ^ 25, 1997

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       X
                                                                             --
  Pre-Effective Amendment No.

  Post-Effective Amendment No.     ^ 17                                       X
                                    ----                                     --

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               X
                                                                             --
  Amendment No.     ^ 21                                                      X
                     ----                                                    --

                        INVESCO TREASURER'S SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)
                7800 E. Union Avenue, Denver, Colorado  80237
                  (Address of Principal Executive Offices)
                P.O. Box 173706, Denver, Colorado  80217-3706
                               (Mailing Address)
     Registrant's Telephone Number, including Area Code:  (800) 241-5477
                             Glen A. Payne, Esq.
                       7800 E. Union Avenue, Suite 800
                           Denver, Colorado  80237
                  (Name and Address of Agent for Service)
                             -------------------
                                  Copies to:
                            Clifford J. Alexander
                            Kirkpatrick & Lockhart
                              1800 M Street NW
                           Washington, D.C.  20036
                             -------------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)


      immediately upon filing pursuant to paragraph (b)
----
 X    on May 1, ^ 1997, pursuant to paragraph (b)
----
      60 days after filing pursuant to paragraph (a)(1)
----
      on  ______________, pursuant to paragraph (a)(1)
----
      75 days after  filing  pursuant to paragraph (a)(2)
----
      on ______________, pursuant to paragraph (a)(2) of rule 485
----

If appropriate, check the following:
---- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                             -------------------



Registrant has previously elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, ^ 1996 was filed on or about February ^ 18, 1997.


                                 Page 1 of 138
                    Exhibit index is located at page 72

                      INVESCO TREASURER'S SERIES TRUST

                           CROSS-REFERENCE SHEET

    Form N-1A
       Item                              Caption

      Part A                            Prospectus


        1           Cover Page

        2           Annual Fund Expenses

        3           Financial Highlights; ^ The Trust

        4           Investment ^ Objectives and Policies; The Fund and Its
                    Management

        5           The ^ Investment Adviser; Additional Information

        5A          Not Applicable

        6 ^ Dividends, Capital Gain Distributions, and ^ Tax Information; Miscellaneous

        7           Summary; How to Buy Shares; Services Provided by the Fund

        8           Summary; Redemption of Shares

        9           Not Applicable

      Part B                Statement of Additional Information

        10          Cover Page

        11          Table of Contents

        12          Officers and Trustees; The Advisory Agreement

        13          Investment Objectives and Policies and Investment
                    Restrictions

        14          Officers and Trustees

        15          Officers and Trustees; Miscellaneous

        16          Officers and Trustees; Miscellaneous

        17          Investment Objectives and Policies and Investment
                    Restrictions

        18          Miscellaneous

        19          Computation of Net Asset Value; How to Buy Fund Shares;
                    Redemption of Shares (Prospectus); How to Redeem Shares

        20          Tax Information

        21          How Shares Can Be Purchased

        22          ^ Calculation of Yield

        23          ^ Miscellaneous


      Part C                                   Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
May 1, ^ 1997


                        INVESCO TREASURER'S SERIES TRUST
                 INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND
                             7800 East Union Avenue
                             Denver, Colorado 80237
                            Telephone: 404/892-0896
                                  800/241-5477

INVESCO Treasurer's Series Trust (the "Trust") is an open-end management investment company presently consisting of four separate funds, each of which represents a separate portfolio of investments. This Prospectus relates to the INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (the "Funds"), two portfolios that are designed especially for treasurers and financial officers of corporations, financial institutions, and fiduciary accounts. This Prospectus describes the operations of each of the Funds, and is used to make a public offering of shares of beneficial interest of both Funds.


The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each of the Funds has separate investment policies. Each Fund's shares are offered at net asset value, which is expected, but cannot be assured, to be maintained at a constant $1.00 per share. Shares of the Funds are neither insured nor guaranteed by the U.S. ^ government.


                       INVESCO CAPITAL MANAGEMENT, INC.
                              Investment Adviser

                            INVESCO SERVICES, INC.
                                 Distributor

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


This Prospectus is designed to set forth concisely the information that you should know before investing in either of the Funds. A Statement of Additional Information (dated May 1, ^ 1997) for the Funds has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is available without charge from INVESCO Services, Inc., 1315 Peachtree Street, N.E., Atlanta, Georgia 30309, telephone number 1-800-241-5477, outside of Georgia; inside Georgia, 1-404-892-0896.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER FINANCIAL INSTITUTION. THE SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                              PROSPECTUS


                             May 1, ^ 1997


                           TABLE OF CONTENTS                                Page

SUMMARY......................................................................  6

ANNUAL FUND EXPENSES.........................................................  9

FINANCIAL HIGHLIGHTS......................................................... 10

THE TRUST.................................................................... 13

INVESTMENT OBJECTIVES AND POLICIES........................................... 13
      Money Market Reserve Fund.............................................. 13
      Tax-Exempt Reserve Fund................................................ 14

OTHER POLICIES RELEVANT TO THE FUNDS......................................... 16

INVESTMENT RESTRICTIONS...................................................... 19

THE INVESTMENT ADVISER....................................................... 22

THE DISTRIBUTOR.............................................................. 24

COMPUTATION OF NET ASSET VALUE............................................... 24

CAPITALIZATION............................................................... 25

DISTRIBUTIONS AND TAX INFORMATION............................................ 25
      Distributions.......................................................... 25
      Federal Taxes.......................................................... 25
      Automatic Dividend Reinvestment Plan................................... 27

HOW TO BUY FUND SHARES....................................................... 27
      Purchase by Wire....................................................... 28
      Exchange Privilege..................................................... 29
      Purchase by Telephone Orders........................................... 29

REDEMPTION OF SHARES......................................................... 30
      Redemption by Check.................................................... 31
      Redemption by Telephone................................................ 31
      General................................................................ 32

SHAREHOLDER REPORTS.......................................................... 32

MISCELLANEOUS................................................................ 33

LEGAL OPINIONS............................................................... 34

APPENDIX A................................................................... 35

                                 SUMMARY

The Trust:


      The Trust is a no-load open-end, diversified management investment company that was organized under the laws of the Commonwealth of Massachusetts, presently consisting of four separate funds, ^ each of which represents a separate portfolio of investments. This Prospectus relates to the INVESCO Treasurer's Money Market Reserve Fund (the "Money Fund") and the INVESCO Treasurer's Tax-Exempt Reserve Fund (the "Tax-Exempt Fund") (collectively, the "Funds"), two of the portfolios that are designed especially for the treasurers and financial officers of corporations, financial institutions and fiduciary accounts. This Prospectus describes the operations of the Money Fund and the Tax-Exempt Fund. Each of the Funds has separate investment policies. The Funds are designed especially for consideration by treasurers and financial officers of corporations, financial institutions, and fiduciary accounts. The securities offered by this Prospectus consist of shares of beneficial interests of both Funds. Certain of the terms used in this Prospectus are defined in Appendix A.


Investment Objectives:

      The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high quality instruments. A summary of how each Fund intends to accomplish its objective follows:


      INVESCO Treasurer's Money Market Reserve Fund -- This Fund will attempt to achieve its objective by investing in short-term money market instruments, consisting of those issued or guaranteed by the U.S. ^ government or its agencies or instrumentalities, obligations of financial institutions (such as the following instruments determined to be readily marketable by the Investment
Adviser: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies) which may include demand features, commercial paper, corporate debt obligations other than commercial paper and loan participation agreements. Corporate debt securities acquired by the Money Fund must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), generally Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Services, Inc. ("Moody's"), in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P or Aaa or Aa by Moody's. The Money Fund will limit purchases of instruments issued by banks to those instruments issued by a bank that meets the criteria discussed in the section of this Prospectus entitled "Investment Objectives and Policies." The Money Fund limits investment in foreign bank obligations to U.S. dollar denominated obligations of foreign banks that have assets of at least $10 billion and have branches or agencies in the U.S.


      Commercial paper acquired by the Money Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Money Fund that are not rated must be determined by the Adviser to be of equivalent credit quality to the rated securities in which the Money Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those that are rated but may be less marketable and typically may provide higher yields. The Fund will invest in such securities only when such investment is in accordance with the Fund's investment objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.

      INVESCO Treasurer's Tax-Exempt Reserve Fund -- This Fund will attempt to achieve its objective by investing in the following instruments: short-term municipal obligations consisting of tax anticipation notes, revenue anticipation notes and bond anticipation notes; short-term municipal bonds; tax-exempt commercial paper; and variable rate demand notes. Under normal market conditions, this Fund will invest at least 80% of its net assets in municipal obligations that pay interest free from federal income tax.


      Municipal obligations other than municipal notes or commercial paper will be purchased by the Tax-Exempt Fund only if backed by the full faith and credit of the United States, or if they meet the rating requirements set forth below. Municipal bonds must be rated by at least two NRSROs generally S&P and Moody's - in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the bond is rated only by one NRSRO - generally S&P or Moody's - in the single NRSRO's two highest rating categories (AAA or AA by S&P, or Aaa or Aa by Moody's). Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the notes or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to ^ securities eligible for investment by the Fund.

      In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to repurchase the obligation from the Tax-Exempt Fund.


      In fulfillment of their investment objectives, and as part of their investment strategy, both Funds may enter into repurchase agreements and invest in bank participation interests and "when issued" securities. Both Funds may also enter into reverse repurchase agreements, but only for the purpose of obtaining funds for meeting redemption requests of shareholders. Both Funds may also hold cash for temporary defensive purposes. (See "Investment Objectives and Policies.")

      Certain of the investments by the Funds may be considered "illiquid securities." Each of the Funds has adopted an investment policy that prohibits it from having more than 10% of its total assets invested in illiquid securities (including restricted securities, repurchase agreements maturing in more than seven days, time deposits without demand features having a stated maturity greater than seven days, and funding agreements and participation interests without demand features or for which there is not a readily available market).

Investment Adviser:

      INVESCO Capital Management, Inc., a Delaware corporation and the Trust's investment adviser (the "Adviser"), acts as investment adviser to other investment companies and furnishes investment counseling services to private and institutional clients. As to each Fund, the Trust pays the Adviser an advisory fee, accrued daily and paid monthly, equal to, on an annual basis, 0.25% of the Fund's average daily net asset value ^.


Principal Underwriter and Distributor:


      INVESCO Services, Inc. (the "Distributor") serves as the principal underwriter and distributor of shares of the Trust. Currently, ^ the Distributor also furnishes distribution and investment advisory services to one other investment company consisting of six portfolios.


Purchases:

      Each Fund's shares are offered at net asset value, which is expected to be maintained at a constant $1.00 per share. There is no assurance, however, that a Fund will be able to maintain a net asset value of $1.00 per share. The minimum initial purchase of shares required by the Trust is $1,000,000. In determining the minimum required, subscribers will be given credit for amounts which they have invested in either of the Funds. Shares must be purchased by good funds (as defined under "How to Buy Fund Shares"). The Trust reserves the right to reduce or to waive the minimum purchase requirements in certain cases. Subsequent investments in any of the Funds may be made in amounts of $100,000 or more at any time. Shares may be purchased through the Distributor, acting as agent for the Trust. Purchase orders may also be placed through member firms of the National Association of Securities Dealers, Inc. ("NASD"), who may charge a reasonable handling fee. Such handling fees can be avoided by investing directly with the Trust. There are no charges imposed by the Trust or the Distributor on purchases of Trust shares. (See "How to Buy Fund Shares.")

Redemptions:


      The amount paid upon redemption will be the net asset value per share next determined after the redemption request is received in proper form. If a redemption request is received by 11:30 a.m. (New York time) on a normal business day, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day. Proceeds on redemption requests received after 11:30 a.m. (New York time) will be sent the next business day when net asset value is determined and will earn any dividends paid on the redeemed shares up to but not including the day on which such shares are redeemed. There is no charge imposed in connection with the redemption of shares. The Trust has the right to redeem shareholder accounts that fall below a minimum level ($500,000 or less) as a result of redemptions of shares. (See "Redemption of Shares.")


Dividends:

     The Trust intends to declare dividends daily. All dividends paid to a shareholder will be reinvested automatically in additional Fund shares pursuant to the Trust's Automatic Dividend Reinvestment Plan unless the shareholder specifically elects to receive declared dividends in cash. (See "Automatic Dividend Reinvestment Plan.")

                             ANNUAL FUND EXPENSES

Money Fund and Tax-Exempt Fund
Shareholder Transaction Expenses
--------------------------------

Sales load "charge" on purchases                       None

Sales load "charge" on reinvested                      None
dividends

Redemption fees                                        None

Exchange fees                                          None


Annual Operating Expenses of the Money
and Tax-Exempt Funds (as a percentage of
average net assets) for the year ended
December 31,^ 1996.
----------------------------------------


                                                                     Tax-Exempt
                                                    Money Fund          Fund
                                                    ----------       ----------

Investment Management Fees and Total
Operating Expenses*                                    0.25%            0.25%

12b-1 Fee                                              None             None


*Pursuant to the Trust's investment advisory agreement, the Trust's investment adviser is responsible for the payment of all of the Trust's expenses other than payment of advisory fees, taxes, interest, and brokerage commissions.

Examples:

Money Fund

      A shareholder would pay the following expenses on a $1000 investment for the periods shown, assuming a 5% annual return, and redemption at the end of each time period:

           1 Year         3 Years         5 Years       10 Years
           ------         -------         -------       --------
             $3              $8             $14            $32



Tax-Exempt Fund

      A shareholder would pay the following expenses on a $1000 investment for the periods shown, assuming a 5% annual return, and redemption at the end of each time period:

           1 Year         3 Years         5 Years       10 Years
           ------         -------         -------       --------
             $3              $8             $14            $32

      The purpose of the foregoing tables is to assist investors in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. For a more detailed description of the investment management fees, see "The Investment Adviser" section of this prospectus.

      The Examples set forth above assume reinvestment of all dividends and distributions. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

                            FINANCIAL HIGHLIGHTS

^
      The following selected per share data and ratios for the ^ eight years ended December 31, ^ 1996, have been audited by Price Waterhouse LLP, independent accountants. Prior period information was audited by another independent accounting firm. This information should be read in conjunction with the audited financial statements and the Report of Independent Accountants thereon appearing in the Trust's ^ 1996 Annual Report to Shareholders which is incorporated by reference into the Statement of Additional Information. Both are available without charge by writing INVESCO Services, Inc. at 1315 Peachtree Street, N.E., Atlanta, Georgia; or by calling 1-800-241-5477.

INVESCO Treasurer's Series Trust
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)


                                                                                                                     Period
                                                                                                                      Ended
                                                                                                                   December
                                                             Year Ended December 31                                      31
                                ---------------------------------------------------------------------------------  --------
                                   1996       1995      1994       1993      1992       1991      1990       1989     1988^

                                        Treasurer's Money Market Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period            $1.00      $1.00     $1.00      $1.00     $1.00      $1.00     $1.00      $1.00     $1.00
                                ---------------------------------------------------------------------------------  --------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT OPERATIONS
Net Investment Income Earned
   and Distributed to
   Shareholders                    0.05       0.06      0.04       0.03      0.04       0.06      0.08       0.09      0.03
Net Asset Value -
   End of Period                   1.00       1.00      1.00       1.00      1.00       1.00      1.00       1.00      1.00
                                =================================================================================  ========

TOTAL RETURN                      5.30%      5.82%     4.13%      2.92%     3.57%      6.04%     8.39%      9.53%    4.37%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)              $113,281   $141,885   $93,131   $102,822  $117,711   $173,138  $278,236   $176,917   $64,416
Ratio of Expenses to
   Average Net Assets             0.25%      0.25%     0.25%      0.25%     0.25%      0.25%     0.25%      0.22%    0.20%~
Ratio of Net Investment
   Income to Average
   Net Assets                     5.17%      5.71%     4.02%      2.88%     3.54%      5.97%     8.08%      9.03%    8.27%~

^ From April 27, 1988, commencement of operations, to December 31, 1988.

* Based on operations for the period shown and, accordingly, is not representative of a full year.

~ Annualized

INVESCO Treasurer's Series Trust
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                                                     Period
                                                                                                                      Ended
                                                                                                                   December
                                                                                 Year Ended December 31                  31
                               ----------------------------------------------------------------------------------  --------
                                   1996       1995      1994       1993      1992       1991      1990       1989      1988^

                                    Treasurer's Tax-Exempt Reserve Fund

PER SHARE DATA
Net Asset Value -
   Beginning of Period            $1.00      $1.00     $1.00      $1.00     $1.00      $1.00     $1.00      $1.00     $1.00
                               ----------------------------------------------------------------------------------  --------
INCOME AND DISTRIBUTIONS
   FROM INVESTMENT OPERATIONS
Net Investment Income
   Earned and Distributed
   to Shareholders                 0.03       0.04      0.03       0.02      0.03       0.05      0.06       0.07      0.02
Net Asset Value -
   End of Period                   1.00       1.00      1.00       1.00      1.00       1.00      1.00       1.00      1.00
                               ==================================================================================  ========

TOTAL RETURN                      3.45%      3.90%     2.81%      2.30%     2.88%      4.57%     6.05%      6.53%    2.98%*

RATIOS
Net Assets - End of Period
   ($000 Omitted)               $23,386    $21,928   $19,716    $27,261   $60,717    $78,552   $61,981    $67,806   $86,163
Ratio of Expenses to
   Average Net Assets             0.25%      0.25%     0.25%      0.25%     0.25%      0.25%     0.25%      0.21%    0.20%~
Ratio of Net Investment
   Income to Average
   Net Assets                     3.40%      3.86%     2.69%      2.28%     2.84%      4.48%     5.90%      6.33%    5.72%~

^ From April 27, 1988, commencement of operations, to December 31, 1988.

* ^ Based on operations for the period shown and, accordingly, is not representative of a full year.

~ Annualized

                                   THE TRUST

      The Trust is a no-load, open-end, diversified management investment company. The Trust's address is 7800 East Union Avenue, Denver, Colorado 80237. The Trust was organized on January 27, 1988, under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust. The Trust has one class of shares that may be divided into different series, each representing an interest in a separate portfolio of investments. Presently, the Trust has four separate portfolios of investments. This Prospectus describes the INVESCO Treasurer's Money Market Reserve Fund ("Money Fund") and the INVESCO Treasurer's Tax-Exempt Reserve Fund ("Tax-Exempt Fund") (collectively, the "Funds").


      From time to time the Funds advertise their respective "yield" and "effective yield." The "yields" shown are based on historical earnings and are not intended to indicate future performance. Annualized net yields for the seven days ended December 31, ^ 1996 for the Money Fund and the Tax-Exempt Fund were ^ 5.55% and ^ 4.02%, respectively. The yield of a Fund refers to the net income generated by the investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

      Average portfolio maturities for the Money Fund and Tax-Exempt Fund were ^ 8 days and 5 days, respectively, at December 31, ^ 1996.


                      INVESTMENT OBJECTIVES AND POLICIES


      The investment objective of each of the Funds is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each Fund's assets are invested in securities having maturities of 397 days or less, and the dollar weighted average maturity of the portfolio will not exceed 90 days. The Funds buy only securities determined by the ^ Adviser, pursuant to procedures approved by the Board of ^ Trustees to be of high quality with minimal credit risk and that are eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the investment instruments referred to below, as well as discussions of the degrees of risk involved in purchasing these instruments.


      INVESCO Treasurer's Money Market Reserve Fund -- The Money Fund attempts to achieve its objective by investing in money market instruments, consisting of: short-term money market instruments issued or guaranteed by the U.S.

^ government or its agencies or instrumentalities, obligations of financial institutions (such as the following instruments determined to be readily marketable by the Investment Adviser: certificates of deposit, time deposits and bankers' acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies) which may include demand features, corporate debt securities, other than commercial paper and loan participation agreements. Corporate debt securities acquired by the Money Fund must be rated by at least two NRSROs - generally ^ S&P and Moody's - in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody's), or where the obligation is rated only by S&P or Moody's, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody's. The Money Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by a nationally recognized statistical rating organization, and which are issued by banks which have total assets in excess of $4 billion and meet other criteria established by the board of trustees. The Money Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have assets of at least $10 billion, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. From time to time, on a temporary basis for defensive purposes, the Money Fund may hold cash.

      Commercial paper acquired by ^ the Fund must be rated by at least two NRSROs, generally S&P and Moody's, in the highest rating category (A-1 by S&P or P-1 by Moody's), or, where the obligation is rated by only S&P or Moody's and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Money Fund which are not rated by any NRSRO must be determined by the Adviser to be of equivalent credit quality to the rated securities in which the Money Fund may invest. In the Adviser's opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund's investment ^ objective of achieving a high level of current income and when such investment will not impair the Fund's ability to comply with requests for redemptions.


      INVESCO Treasurer's Tax-Exempt Reserve Fund -- The Tax-Exempt Fund will attempt to achieve its objective by investing in short-term instruments the interest on which is exempt from federal taxation, consisting of: short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

      It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Tax-Exempt Fund's present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the alternative minimum tax ("AMT"). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the ^ AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations the interest from which gives rise to a preference item for the purpose of the ^ AMT and in other investments subject to Federal income tax. Distributions from this Fund may be subject to state and local taxes.

      Municipal bonds purchased by the Tax-Exempt Fund must be rated by at least two NRSROs - generally S&P and Moody's - in ^ the ^ highest rating ^ category (AAA or AA by S&P or Aaa or Aa by Moody's), or ^ by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if the Adviser determines, in an analysis similar to that performed by Moody's or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.


      In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Tax-Exempt Fund. The Tax-Exempt Fund will acquire these rights solely to facilitate portfolio liquidity and does not intend to exercise such rights for trading purposes. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Standby Commitment will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation (see the "Computation of Net Asset Value" section of this prospectus). For additional information concerning these rights, see Statement of Additional Information under "Investment Objectives and Policies."


      From time to time, on a temporary basis for defensive purposes, the Tax-Exempt Fund may also hold 100 percent of its assets in cash or invest in taxable short term investments ("taxable investments") consisting of: obligations of the U.S. Government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or ^ by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks meeting the criteria described in the discussion of the Money Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks meeting the criteria described in the discussion of the Money Fund.


                     OTHER POLICIES RELEVANT TO THE FUNDS


      The Trust, on behalf of each of the Funds, may enter into repurchase agreements and reverse repurchase agreements. (See Appendix A to this Prospectus for a discussion of these agreements and the risks involved with such transactions.) The Funds will enter into repurchase agreements and reverse repurchase agreements only with banks which meet the criteria for banks discussed above and with registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligations are rated by only one NRSRO. The Adviser will monitor the creditworthiness of such entities in accordance with procedures adopted and monitored by the ^ board of trustees. The Funds will enter into repurchase agreements whenever, in the opinion of the Adviser, such transactions would be advantageous to the Funds. Repurchase agreements afford an opportunity for the Funds to earn a return on temporarily available cash. The Funds will enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests of shareholders. Interest earned by the Funds on repurchase agreements would not be tax-exempt, and thus would constitute taxable income.


      The Money Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Money Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated, as determined by the investment adviser, in the highest rating category by at least two NRSROs, generally S&P and Moody's (A-1 by S&P or P-1 by Moody's), or where such instrument is rated only by S&P or Moody's and not by
any  other  NRSRO,   such  instrument  is  rated  A-1  or  P-1.  Such  loan
participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding either commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations
represented  by  the  loan  participation   interests,  and  therefore  are  not
responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Money Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Money Fund's investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

      Each Fund has adopted an investment policy that prohibits ^ the ^ Fund from having more than 10% of its total assets invested in illiquid securities (including restricted securities, repurchase agreements maturing in more than seven days, time deposits without demand features having a stated maturity greater than seven days, and participation interests and funding agreements without demand features, for which there is not a readily available market).

      The Money Fund, but not the Tax-Exempt Fund, may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and foreign branches of U.S. banks. The Money Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of trustees. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.


      The Money Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S.

banks.   Investments   in   instruments   issued  by  a  foreign   branch  of
a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch ^ fails to pay on the investment for any reason.

      Each Fund may purchase securities on a "when-issued" basis, with payment and delivery to be made at a later date, generally within one month, but in no event later than 45 days. The price and yield are normally fixed on the date of the purchase commitment, and the value of the security is thereafter reflected in the applicable Fund's net asset value computations. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price. Each Fund will maintain, at all times, a segregated account holding cash or liquid debt securities in an amount equal to the aggregate amount due on settlement date for all "when-issued" transactions. Any securities in such segregated account will be marked to market on a daily basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. ^ A Fund will not invest more than 10% of ^ its total assets in "when issued" securities.


      The Money Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody's. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days' notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund's investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

      Diversification. Since the Trust is a diversified investment company under the Investment Company Act of 1940, it must have at least 75% of the value of the total assets of each Fund represented by a combination of cash and cash items, government securities, securities of other investment companies and other securities which represent, in the case of any one issuer, no more than 5% of the value of each Fund's total assets. The Trust may not change from a diversified to a non-diversified investment company without the approval of a majority of each affected Fund's outstanding voting securities, with "majority" defined as described under the "Investment Restrictions" section of this prospectus.


      Portfolio   Securities   Loans.   The  Trust,   on  behalf  of  each  of
the   Funds,   may  lend   limited   amounts  of  its   portfolio   securities
(not to exceed 20% of a ^ Fund's total assets) to broker-dealers or other institutional investors. While there may be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. The Adviser will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the ^ board of trustees. It is expected that the Trust, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Trust may share some of the income from these investments with the borrower. See "Portfolio Securities Loans" at Appendix A to this Prospectus.


      For an additional discussion of each Fund's fundamental investment policies, see the "Investment Restrictions" section of this prospectus.

      General. No assurance is or can be given that any Fund will accomplish its investment objective, as there is some degree of uncertainty in every investment. An increase in interest rates will generally reduce the value of portfolio investments in the Funds, and a decline in interest rates will generally increase the value of each Fund's portfolio investments.

                            INVESTMENT RESTRICTIONS

      The Trust, on behalf of each of the Funds, has adopted the following investment restrictions, all of which are fundamental policies and may not be changed without the approval of the holders of a majority of the Trust's outstanding voting securities, or if the policy relates only to a specific Fund, that Fund's outstanding voting securities (which in this Prospectus means, as to the Trust or each Fund (as applicable), the vote of the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or
(ii) more than 50% of the outstanding voting securities). The Trust, on behalf of each of the Funds, may not:

(1)   Invest  in  the   securities   of  issuers   (excluding   (i)  municipal
      obligations    for   the   Tax-Exempt    Fund   only,    (ii)   bankers'
      acceptances,    time   deposits   and   certificates   of   deposit   of
      domestic   branches   of   U.S. banks   and,   as  to  the  Money   Fund
      only,   U.S. branches   of  foreign   banks  and  foreign   branches  of
      U.S. banks,   provided   that  the  U.S.   branches   are   subject   to
      sufficient   regulation   by   government   bodies   that  they  can  be
      considered   U.S.   banks,   and   the   obligations   of  the   foreign
      branches   qualify   as   unconditional    obligations   of   the   U.S.
      parent,    and    (iii)    U.S. Government    obligations)    conducting
      their   principal   business   activity   in  the  same   industry,   if
      immediately    after   such   investment   the   value   of   a   Fund's
      investments in such industry would represent 25% or more of the value of such Fund's total assets. It should be noted that from time to time, the Tax-Exempt Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. The Tax-Exempt Fund may invest more than 25% of the value of its total assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state.


(2) As to 75% of the assets of the Tax-Exempt Fund, and 100% of the assets of the Money Reserve Fund, invest in the securities of any one issuer, other than U.S. Government obligations, if immediately after such investment more than 5% of the value of a Fund's total assets, taken at market value, would be invested in such issuer.

(3) Underwrite securities of other issuers, except insofar as it may technically be deemed an "underwriter" under the Securities Act of 1933, as amended, in connection with the disposition of a Fund's portfolio securities.

(4)   Invest  in  companies   for  the  purpose  of   exercising   control  or
      management.

(5)   Issue  any  class  of  senior   securities  or  borrow   money,   except
      borrowings from banks for temporary or emergency purposes not in excess of 10% of the value of a Fund's net assets (not including the amount borrowed) at the time the money is borrowed. The Funds are permitted to borrow money only for the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities. Borrowing is allowed as long as the cost of borrowing is less than the income which would be lost should securities be sold to meet the redemption requests. While in a borrowed position
      (including reverse repurchase agreements), the Funds may not make purchases of securities. The Funds may enter into reverse repurchase agreements only for the purpose of obtaining funds necessary for meeting redemption requests.

(6) Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held except to secure funds borrowed and then only to an extent not greater than 10% of the value of the applicable Fund's total assets.

(7)   Make short sales of securities or maintain a short position.

(8) Purchase securities on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(9)   Purchase or sell real estate or interests in real estate.

(10)  Purchase or sell commodities or commodity contracts.

(11) Make loans to other persons, provided that a Fund may purchase debt obligations consistent with its investment objectives and policies, may lend limited amounts (not to exceed 20% of its total assets) of its portfolio securities to broker-dealers or other institutional investors, and may enter into repurchase agreements.

(12) Purchase securities of other investment companies except (i) in connection with a merger, consolidation, acquisition or
      reorganization,   or  (ii)  by   purchase   in  the   open   market   of
      securities of open-end investment companies involving only customary brokers' commissions and only if immediately thereafter (i) no more than 3% of the voting securities of any one investment company are owned by a Fund, (ii) no more than 5% of the value of the total assets of a Fund would be invested in any one investment company, and (iii) no more than 10% of the value of the total assets of a Fund would be
      invested   in   the   securities   of   such    investment    companies.
      Subject to these conditions, the Funds intend to invest only in no-load money market funds not advised by the Adviser or any company affiliated with the adviser which meet the requirements of Rule 2a-7 and which do not incur any distribution expenses. Investors in the Funds should note that such no-load money market funds will pay an advisory fee and incur other operational expenses.

(13)  Enter   into   repurchase   agreements   if   more   than   10%  of  the
      applicable Fund's net assets will be invested in repurchase agreements and in participation interests without demand features, time deposits having a stated maturity greater than seven days, securities having legal or contractual restrictions on resale, securities for which there is no readily available market, or in other illiquid securities. The term "illiquid securities" includes any security which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. A security is considered illiquid if a Fund cannot receive the amount at which it values the instrument within seven days.

      Additional investment restrictions adopted by the Trust on behalf of the Funds and which may be changed by the Trustees at their discretion provide that the Trust, on behalf of each of the Funds, may not:

(1) Write, purchase or sell puts, calls, straddles, spreads or combinations thereof. However, in order to enhance the liquidity of a municipal obligation, the Tax-Exempt Fund may acquire Standby Commitments. See the "Investment Objectives and Policies" section of this prospectus.

(2) Purchase or sell interests in oil, gas or other mineral leases or exploration or development programs. A Fund, however, may purchase or sell securities issued by entities which invest in such interests.

(3) Invest more than 5% of a Fund's total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation.

(4)   Purchase or sell warrants.

(5) Purchase or retain the securities of any issuer if any individual officers and trustees/directors of the Trust, the Adviser, or any subsidiary thereof owns individually more than 0.5% of the securities of that issuer and if all such officers and trustees/directors together own more than 5% of the securities of that issuer.

(6)   Engage in arbitrage transactions.

                            THE INVESTMENT ADVISER


      The investment adviser to the Trust is INVESCO Capital Management, Inc., a Delaware corporation (sometimes referred to as the "Adviser"), having its principal office at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser is an indirect subsidiary of ^ AMVESCO PLC. AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approval at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. INVESCO Capital Management, Inc. will continue to operate under its existing name. AMVESCO PLC has approximately $165 billion in assets under management. The Adviser also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco.

      The Adviser is the sponsor and will provide general investment advice and portfolio management to the Trust and the Funds. The Adviser currently manages in excess of ^ $40 billion of assets for its customers, and it believes it has one of the nation's largest discretionary portfolios of tax-exempt accounts (such as pension and profit-sharing funds for corporations and state and local governments). In addition, the Adviser furnishes investment advice to the following other investment companies: INVESCO Value Trust, INVESCO Variable Investment Funds, Inc.-Total Return Portfolio, The Target Portfolio Trust-Large Capitalization Value Portfolio, The Chaconia Growth and Income Fund and INVESCO Advisor Funds, Inc.

The Adviser furnishes investment advice to a total of ^ 10 investment companies, consisting of ^ 45 different portfolios. Certain customers of the Adviser may have similar investment objectives to those of particular mutual funds. Portfolios are supervised by investment managers who utilize the Adviser's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.

      Under its Investment Advisory Agreement (the "Agreement") with the Trust, the Adviser, subject to the supervision of the Trustees of the Trust, and in conformance with each Fund's stated policies, is to manage the investment operations and portfolios of the Funds. In this regard, it ^ is the responsibility of the Adviser not only to make investment decisions for the Funds, but also to place the purchase and sale orders for the portfolio transactions of the Funds. (See Statement of Additional Information under "Brokerage and Portfolio Transactions.") The Adviser is also responsible for furnishing to the Trust, at the Adviser's expense, the services of persons believed to be competent to perform all executive and other administrative functions required by the Trust to conduct its business effectively, as well as the offices, equipment and other facilities necessary for its operations. Such functions include the maintenance of the Trust's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the ^ SEC and shareholders.

      Under the Agreement, the Adviser is responsible for the payment of all of the Funds' expenses, other than payment of advisory fees, taxes, ^ interest and brokerage commissions. Such expenses include, without limitation, organizational expenses, compensation of officers, trustees and employees, legal and auditing expenses, the fees and expenses of the Trust's custodian and transfer agent, and the expenses of printing and mailing reports and notices to Trust shareholders. For the services to be rendered and the expenses to be assumed by the Adviser under the Agreement, the Trust will pay to the Adviser an advisory fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Funds. (See "Computation of Net Asset Value.") On an annual basis, the advisory fee paid by each Fund, accrued daily and paid monthly, is equal to 0.25% of the Fund's average daily net asset value ^. For additional information concerning the Agreement, see Statement of Additional Information under "The Advisory Agreement."


      The following individual serves as portfolio manager for the Funds and is primarily responsible for the day-to-day management of the Fund's portfolios:

Money Market Reserve Fund and
Tax-Exempt Reserve Fund
-----------------------------

George S. Robinson                  Portfolio    manager    of    the    Money
                                    Market   Reserve   Fund   and   Tax-Exempt
                                    Reserve   Fund   since   1988;    formerly
                                    (1986   to   1987)   Vice   President   of
                                    Citicorp     Investment     Bank;    began
                                    investment career in 1965.

      The Adviser permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires investment and other personnel to conduct their personal investment activities in a manner that the Adviser believes is not detrimental to the Funds or the Adviser's other advisory clients. See "The Advisory Agreement" section of the Statement of Additional Information for more detailed information.

                                THE DISTRIBUTOR


      INVESCO Services, Inc., the Trust's distributor (the "Distributor"), a Georgia corporation, is the principal underwriter and distributor of the shares of the Funds under a Distribution Agreement dated as of ^ February 28, 1997. All of the Distributor's outstanding shares of voting stock are owned by the Adviser. The Distributor is also the sponsor of, investment adviser to and the principal underwriter for one investment company consisting of six portfolios. The Distributor acts as agent upon the receipt of orders from investors. The Distributor's principal office is located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.


                        COMPUTATION OF NET ASSET VALUE

      The net asset value per share of each of the Funds is determined daily as of 11:30 a.m. (New York time) on each day that the New York Stock Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading in the portfolio securities of the Fund such that its net asset value might be affected materially. Net asset value per share is determined by adding the value of all assets of each Fund, deducting its actual and accrued liabilities, and dividing by the number of shares outstanding.

      Each Fund seeks to maintain a constant net asset value of $1.00 per share by utilizing the amortized cost method of valuing portfolio securities. There can be no assurance that the Funds will be able to maintain a net asset value of $1.00 per share. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of the security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal. As a result of minor shifts in the market value of a Fund's portfolio securities, the amortized cost method may result in periods during which the amortized cost value of the securities may be higher or lower than their market value. This would result in the yield on a shareholder's investment being higher or lower than that which would be recognized if the net asset value of a Fund's portfolio was not constant and was permitted to fluctuate with the market value of its portfolio securities. It is believed that any such differences will normally be minimal.

                                CAPITALIZATION

      There are no conversion or preemptive rights in connection with any shares of the Funds, nor are there cumulative voting rights with respect to the shares of any such Fund. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund, and upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The Trust's Declaration of Trust provides that the obligations and liabilities of a particular Fund are restricted to the assets of that Fund and do not extend to the assets of the Trust generally.

      All issued and outstanding shares of each Fund will be fully paid and nonassessable and redeemable at net asset value per share. The issuance of certificates representing shares of the Trust is at the discretion of the Trustees.

                       DISTRIBUTIONS AND TAX INFORMATION

Distributions


      The net income and net realized capital gains, if any, of each of the Funds are declared daily. A Fund's dividends will be reinvested monthly in additional shares (or fractions thereof) of ^ the Fund pursuant to ^ the Fund's Automatic Dividend Reinvestment Plan. Such reinvestment will take place on the last business day of each month. Each shareholder may elect to terminate his participation in such plan and to receive his distributions in cash. Shareholders who redeem all of their shares at any time during the month will be paid all dividends accrued through the date of redemption. Shareholders who redeem less than all of their shares will be paid the proceeds of the redemption in cash, and dividends with respect to the redeemed shares will be reinvested in additional shares (unless the shareholder has elected not to participate in this plan or has elected to terminate his participation in the plan). (See "Automatic Dividend Reinvestment Plan.")


Federal Taxes

      Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income taxes to the extent that it distributes its ordinary (taxable) income and net realized capital gains.

      It  is   intended   that  the   Tax-Exempt   Fund  will   qualify  to  pay
exempt-interest dividends pursuant to Section 852(b)(5) of the Code, and shareholders will be notified in writing of any dividend, or portion thereof, which represents an exempt-interest dividend. Exempt-interest dividends are excludable from the gross income of a shareholder for federal income tax purposes, but may be subject to state and local taxes.

      With respect to a shareholder that is exempt from federal income taxation under Section 401(a) or 501(a) of the Code, (which will derive no benefit from the tax-free nature of the exempt interest dividends paid by the Tax-Exempt
Fund), the distributions made by the Money Fund will not constitute unrelated business taxable income (i.e., taxable income derived by a tax-exempt entity from any unrelated trade or business regularly carried on by it) and thus will not be taxable.

      With  respect to a  shareholder  that is not exempt  from  federal  income taxation, all distributions from a Fund, (except for distributions of exempt-interest dividends by the Tax-Exempt Fund or return of capital distributions), whether received in cash or in additional shares of the Fund, will be taxable as a dividend and must be reported by the shareholder on its federal income tax return. Shareholders of the Trust are advised to consult their own tax advisers with respect to these matters.

      Distributions of exempt-interest dividends derived from interest on certain private activity and industrial development bonds are treated as tax preference items and may subject shareholders to, or increase their liability under, the AMT. In addition, corporate shareholders may have to include exempt-interest dividends when calculating their alternative minimum taxable income ("AMTI").

      A corporation's AMTI is increased by 75% of the amount by which its "adjusted current earnings" (which includes adjustments for items such as tax-exempt interest) exceeds the amount of its AMTI calculated without regard to such adjustments.

      Information concerning the status of a Fund's distributions for federal income tax purposes will be mailed to shareholders annually. Such distributions may be subject to state and local taxes.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code presently in effect, and is qualified in its entirety by reference thereto. The Code and the Regulations thereunder are subject to change by legislative or administrative action. For further discussion of the tax consequences of becoming a shareholder of the Trust, see the "Tax Information" section of the Statement of Additional Information Shareholders should consult with their tax advisors concerning the tax consequences of an investment in the Funds.

Automatic Dividend Reinvestment Plan

      For the convenience of the shareholders and to permit shareholders to increase their shareholdings in the Funds in which they have invested, the Fund's transfer agent, INVESCO Funds Group, Inc., ("INVESCO"), is automatically appointed by the investors to receive all dividends of the respective Funds and to reinvest them on their payment dates in shares (or fractions thereof) of the Fund at the net asset value per share next determined after reinvestment.

      Shareholders may, however, elect not to participate or to terminate their participation at any time without penalty in the Automatic Dividend Reinvestment Plan by notifying INVESCO in writing at the time of investment (for new investments), or at least 15 days prior to the desired date of termination (for existing participants). Shareholders may rejoin the plan by notifying the Fund's transfer agent in writing at least 15 days prior to the payment date on which such shareholder wishes to rejoin the plan.

      Upon termination of a shareholder's participation in the Automatic Dividend Reinvestment Plan, a check for the market value of any fractional interest will, at the request of the shareholder, be sent to the shareholder. All costs of the Automatic Dividend Reinvestment Plan, including those of registration under applicable securities laws, if any, will be borne by the Adviser.

                            HOW TO BUY FUND SHARES

      Shares of the Funds are sold at the net asset value per share next determined after the receipt of the investor's purchase order and payment in "good funds," as described below. No sales charge is imposed upon the purchase of shares.

      The minimum initial purchase of shares required by the Trust is $1,000,000. Subscribers will be given credit for amounts that they have invested in any of the Funds. Subsequent purchases may be made in amounts of $100,000 or more. The Trustees, acting through the Distributor, reserve the right to reduce or to waive the minimum purchase requirements in certain cases -- such as investments involving investors which are affiliated with one another (such as separate employee benefit plans sponsored by the same employer or separate companies under common control, for example a parent company and its subsidiaries or two or more subsidiaries of the same parent company) or where additional investments are expected to be made on a regular basis in amounts sufficient to meet the minimum requirement within a reasonable period of time after the initial investment. The Trustees, acting through the Distributor, also reserve the right to reject any subscription in whole or in part for any reason at the time that the subscription is first received. The Trust offers its shares on a continuous basis; however, the Trust may terminate the continuous offering of its shares at any time in the discretion of the Trustees.

      Following receipt by the transfer agent, INVESCO (sometimes referred to as the "Transfer Agent"), of a proper purchase order and good funds ("good funds" means cashier's, certified, personal or federal funds check or wire transfer, as described below), the investor will be credited with the number of full and fractional shares of the stated Fund purchased with the subscription amount. Checks must be made payable to INVESCO Treasurer's Series Trust, and must include the name of the desired Fund. Purchase orders, for shares of the Funds should be forwarded to INVESCO Treasurer's Series Trust, P.O. Box 173710, Denver, Colorado 80217-3710. Orders sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237. A confirmation of the investment will be mailed to the investor.

      Additional purchase applications are available from the Distributor. Investors may call INVESCO Services, Inc., for assistance in completing the required application and any other authorization forms. The toll free telephone number (except for Georgia) is 1-800-241-5477. In Georgia, call 404-892-0896.

      Investors may also arrange to acquire shares through broker-dealers other than the Distributor. Such broker-dealers, who must be members of the NASD, may charge investors a reasonable handling fee. The services to be provided and the applicable fees are established by each broker-dealer acting independently from the Trust. Such broker-dealers have the responsibility of promptly transferring investors' purchase orders and funds to the Transfer Agent and custodian, respectively. Shares acquired through such broker-dealers will be purchased at the applicable Fund's net asset value per share next determined after the receipt by the Fund's transfer agent of a proper purchase order and good funds. Neither the Distributor nor the Trust receives any part of such handling fees when charged and such handling fees can be avoided by investing directly with the Trust through the Distributor.

Purchase by Wire


      Investors may purchase shares of the Funds by transmitting Federal funds by bank wire to United Missouri Bank of Kansas City, N.A., ABA Routing #1010-0069-5, Wire text: credit to account 9870287056, FBO INVESCO Funds for further credit to (Fund name, account # and $ amount), Treasurer's Money Market Reserve Fund UMB #740115001, or Treasurer's Tax-Exempt Reserve Fund UMB #740116009. Instructions for new accounts should specify INVESCO Treasurer's Series Trust, the name of the desired Fund and should include the name, address and IRS identification number, if applicable, of each person in whose name the shares are to be registered. Existing shareholders only need ^ to specify

INVESCO Treasurer's Series Trust, the name of the desired Fund and ^ the appropriate account number. The required purchase application or additional shares purchase application should be forwarded to the Distributor (INVESCO Services, Inc.). Federal funds transmitted by bank wire to the United Missouri Bank of Kansas City, N.A., and received prior to 11:30 a.m. (New York time), become available to the Trust and are invested that day. Federal funds transmitted by bank wire and received after 11:30 a.m. (New York time) will be available to and deemed received and invested by the Trust on the next business day. The Trust is not responsible for delays in any wire transmission.


Exchange Privilege


      Shareholders in either of the Funds may exchange shares of their respective Fund for shares of the other Fund. There is no charge for such exchanges. Investors should consider the difference in the investment objectives and portfolio compositions of ^ the Funds, and should be aware that the exchange privilege may only be available in those states where exchanges may legally be made, which will require that the shares being acquired are registered for sale in the shareholder's state of residence.


      An exchange request may be given in writing or by telephone to the Transfer Agent, and must comply with the requirements for a redemption. (See "Redemption of Shares.") If the exchange request is in proper order, the exchange will be based on the respective net asset values of the shares involved which is next determined after the request is received. The exchange of shares of one of the Funds for shares of another Fund is treated for federal income tax purposes as a sale of the shares given in exchange and an investor (other than a tax-exempt investor) may, therefore, realize a taxable gain or loss. The privilege of exchanging Fund shares by telephone is available to shareholders automatically unless expressly declined. By signing the New Account Application, a Telephone Transaction Authorization Form or otherwise utilizing telephone exchange privileges, the investor has agreed that the Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Trust employs procedures, which it believes are reasonable, designed to confirm that exchange instructions are genuine. These may include recording telephone instructions and providing written confirmations of exchange transactions. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if the Trust fails to follow these or other reasonable procedures, the Trust may be liable. The Trust reserves the right to modify or terminate the exchange privilege at any time.

Purchase by Telephone Orders

      The purchase of shares of the Funds can be expedited by placing telephone orders, subject to the minimum share purchase requirements currently in effect.

Shares purchased through telephone orders will be issued at the next determined net asset value after receipt of an investor's telephone instructions. Since the Funds currently determine their net asset values at 11:30 a.m. (New York time) each normal business day, investors placing telephone orders for Fund shares that are received prior to that time will have shares purchased for their account as of that day. Investors placing telephone orders that are received after that time will have Fund shares purchased for their accounts as of the next business day. All payments for telephone orders must be received by the Funds' custodian, the United Missouri Bank of Kansas City, N.A., in "federal funds" (defined as a federal funds check or wire transfer in proper form) by the close of business on the business day that shares are purchased for the investor's account or the order will be cancelled. In the event of such cancellation, the purchaser will be held responsible for any decline in the value of the shares. INVESCO Services, Inc. has agreed to indemnify the Funds for any losses resulting from such cancellations.


                             REDEMPTION OF SHARES

      A shareholder wishing to redeem all or any portion of his shares may do so by giving notice of redemption directly to or through any registered securities dealer to the Distributor or to the Transfer Agent, in the manner set forth below. The redemption price is the net asset value per share next determined after the initial receipt by either the registered securities dealer, the Distributor or the Transfer Agent of proper notice of redemption. (See "How to Buy Fund Shares.") Each Fund seeks to maintain a constant net asset value of $1.00 per share (see "Computation of Net Asset Value"). Securities dealers have the responsibility of promptly transmitting such redemption notices to the Distributor or the Transfer Agent. Such securities dealers will only assist investors in redeeming their shares from the Funds, since no securities dealer is authorized to repurchase such shares on behalf of the Funds.

      If a shareholder holds certificates for the shares to be redeemed, these must simultaneously be surrendered, properly endorsed with signature(s) guaranteed by a member firm of a domestic stock exchange, a U.S. commercial bank, a foreign correspondent of a U.S. commercial bank, or a trust company, and the certificates must be forwarded to INVESCO Treasurer's Series Trust, P.O. Box 173710, Denver, Colorado 80217-3710. Redemption requests sent by overnight courier, including Express Mail, should be sent to the street address, not Post Office Box, of INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, Colorado 80237. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case, the signature or signatures must correspond to the name or names in which the account is registered. The signature guarantee is to prevent fraud and is for the protection of the investor as a shareholder.

      Shareholders should be advised that if notice of redemption is received without information thereon sufficient to determine the applicable Fund or the value or number of shares involved, no redemption will be effected until such information becomes available.

      If a redemption request is received by 11:30 a.m. (New York time), proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day. Proceeds of redemption requests received after 11:30 a.m. (New York time) will be based on the net asset value next determined (which is 11:30 a.m. of the next day that net asset value per share is determined), will normally be sent on the day such net asset value per share is determined, but in any event within 7 days, and will not earn a dividend for that day. Although each Fund attempts to maintain a constant net asset value per share of $1.00, the value of shares of a Fund on redemption may be more or less than the shareholder's cost, depending upon the value of the Fund's assets at the time.

Redemption by Check

      Shareholders in the Funds may redeem shares by check in an amount not less than $100,000. At the shareholder's request, the Fund's custodian will provide the shareholder with checks drawn on the account maintained for that purpose on behalf of the Funds by the custodian. These checks can be made payable to the order of any person and the payee of the check may cash or deposit the check in the same manner as any check drawn on a bank. When such a check is presented for payment, the applicable Fund will redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Shareholders earn dividends on the amounts being redeemed by check until such time as such check clears the bank. If the amount of the check is greater than the value of the shares held in the shareholder's account, the check will be returned, and the shareholder may be subject to extra charges (presently estimated to be approximately $15.00 per returned check). The Funds and the custodian each reserves the right at any time to suspend the procedure permitting redemption by check.

Redemption by Telephone

      Shareholders of the Fund may elect to redeem shares of the Fund by telephone. Such redemptions are effected by calling the Distributor at 404-892-0896 in Georgia or 800-241-5477, outside of Georgia. The proceeds from a redemption by telephone will promptly be forwarded according to the shareholder's instructions. In electing to use the telephone redemption, the investor authorizes the Distributor to act on telephone instructions from any person representing himself to be the investor, and whom the Distributor reasonably believes to be genuine. The Distributor's and Transfer Agent's records of such instructions are binding. By signing the new account

Application, a Telephone Transaction Authorization Form, or otherwise utilizing telephone exchange privileges, the investor has agreed that the Funds, INVESCO, and their affiliates will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Funds employ procedures, which they believe are reasonable, designed to confirm that telephone instructions are genuine. These may include recording telephone instructions and providing written confirmation of transactions initiated by telephone. As a result of this policy, the investor may bear the risk of any loss due to unauthorized or fraudulent instructions; provided, however, that if a Fund fails to follow these or other reasonable procedures, the Fund may be liable. The proceeds of shares redeemed by telephone must be in an amount not less than $100,000. Investors should be aware that a telephone redemption may be difficult to implement during periods of drastic economic or market changes. Should redeeming shareholders be unable to implement a telephone redemption during such periods, or at any other time, they may give appropriate notice of redemption to the distributor by mail. The Trust reserves the right to modify or terminate the telephone redemption privilege at any time.

General

      Under the Investment Company Act of 1940, the date of payment for redeemed shares may be postponed, or the Trust's obligation to redeem its shares may be suspended (1) for any period during which trading on the New York Stock Exchange is restricted (as determined by the SEC), (2) for any period during which an emergency exists (as determined by the SEC) which makes it impracticable for the Trust to dispose of its securities or to determine the value of a Fund's net assets, or (3) for such other periods as the SEC may, by order, permit for the protection of shareholders.

      If the Trustees determine that it is in the best interest of a Fund, a Fund has the right to redeem upon prior written notice, at the then current net asset value per share, all shareholder accounts which have dropped below a minimum level ($500,000 or less) as a result of redemption of such Fund's shares (but not as a result of any reduction in market value of such shares). An investor will have 60 days to increase the shares in his account to the minimum level in order to avoid any such involuntary redemption.

                              SHAREHOLDER REPORTS


      The Trust will issue to each of ^ a Fund's shareholders semiannual and annual reports containing ^ the Fund's financial statements, including selected per share data and ratios and a schedule of each Fund's portfolio securities.


      The federal income tax status of shareholder distributions will also be reported to shareholders after the end of each year.

      Shareholders having any questions concerning the Trust or any of the Funds may call the Distributor. Outside of Georgia, the toll-free telephone number is 1-800-241-5477. In Georgia, the telephone number is 404-892-0896.

                                 MISCELLANEOUS

      As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings of shareholders for action by shareholder vote may be called for purposes such as electing or removing trustees, changing fundamental policies, approving an advisory contract or as may be requested in writing by the holders of at least 10% of the outstanding shares of the Fund or as may be required by applicable law or the Trust's Declaration of Trust. Additionally, the Trust will assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940. Each Trust shareholder receives one vote for each share owned.

      United Missouri Bank of Kansas City, N.A. is the custodian of the portfolio securities and cash of the Funds. The custodian may use the services of foreign sub-custodians. Such foreign sub-custodians will be selected in accordance with the provisions of Rule 17f-5 (or any successor rule) promulgated under the 1940 Act.


      The Transfer Agent will maintain each shareholder's account, as to each Fund, and furnish the shareholder with written information concerning all transactions in the account, including information needed for tax records. The Trust has the right to appoint a successor Transfer Agent. INVESCO also serves as the Dividend Disbursement and Reinvestment Agent and Redemption Agent of the Funds. INVESCO does not perform any investment management functions for the Trust, but performs certain administrative services on its behalf pursuant to an Administrative Service Agreement (see information below). The Adviser pays the Transfer Agent an annual fee of $50.00 per shareholder account, per Fund, with a minimum annual fee of $5,000 per Fund. For the fiscal years ended December 31, 1996, 1995, and 1994, ^ the Trust's Funds paid no transfer agency fees to INVESCO, as those expenses were absorbed and paid by the Adviser, pursuant to its Advisory Agreement with the Trust. The principal address of INVESCO is 7800 East Union Avenue, Denver, Colorado 80237.


      The Declaration of Trust pursuant to which the Trust is organized contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust also provides for indemnification out of the Trust's property for any shareholder held personally liable for any Trust obligation. Thus, the risk of a shareholder being personally liable as a partner for obligations of the Trust is limited to the unlikely circumstance in which the Trust itself would be unable to meet its obligations.


      The Trust has entered into an Administrative Services Agreement (the "Administrative Agreement"), dated as of ^ February 28, 1997, with INVESCO, which was approved by the Trust's Board of Trustees, including all of the independent trustees, on ^ November 6, 1996. Pursuant to the Administrative Agreement, INVESCO will perform certain administrative and internal accounting services, including, without limitation, maintaining general ledger and capital stock accounts, preparing a daily trial balance, calculating net asset value daily, and providing selected general ledger reports. For such services, the Adviser pays INVESCO a fee consisting of a base fee of $10,000 per year, per Fund, plus an additional incremental fee per Fund computed at an annual rate of 0.015% per annum of the net asset value of the applicable Fund. For the fiscal year ended December 31, ^ 1996, the Funds paid no administrative services fees to INVESCO, as those expenses were absorbed and paid by the Adviser, pursuant to its Advisory Agreement with the Trust.


      This Prospectus omits certain information contained in the registration statement which the Trust has filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940, and reference is made to that registration statement and to the exhibits thereto for further information with respect to the Trust and the shares offered hereby. Copies of such registration statement, including exhibits, may be obtained from the Commission's principal office at Washington, D.C., upon payment of the fee prescribed by the Commission.

                                LEGAL OPINIONS

      The legality of the securities offered by this Prospectus will be passed upon for the Trust by Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036.

                                  APPENDIX A

      Some of the terms used in the Prospectus and Statement of Additional Information are described below.

      Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

      Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

      Bonds: Municipal Bonds may be issued to raise money for various public purposes -- like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

      Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

      Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.


      Money  Market  refers  to  the  marketplace   composed  of  the  financial
institutions which handle the purchase and sale of liquid, short-term, high-grade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. ^ government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.


      Portfolio Securities Loans: The Trust, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 20% of a particular Fund's total assets) to broker-dealers or other institutional investors. Management of the Trust understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Trust must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Trust must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Trust to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

      Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Trust's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Trust will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

      Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      Reverse Repurchase Agreements: Transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds' investment restrictions applicable to that activity. The Trust will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

      Short-Term Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A-1 and P-1 are the highest commercial paper ratings assigned by S&P and Moody's, respectively.

      Tax   Anticipation   Notes  are  to  finance   working  capital  needs  of
municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

      Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.


      U.S. ^ government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. Government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, the ^ Fannie Mae, Government National Mortgage Association, the Federal Farm Credit Bank, and the Federal Home Loan Bank. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations ^ may be backed directly or indirectly by the U.S. ^ government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Ratings of Municipal and Corporate Debt Obligations

      The four highest ratings of Moody's and S&P's for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

      Moody's.   The   characteristics   of  these  debt   obligations   rated
by Moody's are generally as follows:

      Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifiers 1, 2 and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

      A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

      MIG 1/VMIG 1 -- Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG 2/VMIG 2 -- Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.


      S&P's Ratings Services. The characteristics of these debt obligations rated by Standard & Poor's Ratings ^ Services ("S&P") are generally as follows:


      AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


      ^ S&P ratings for short-term notes are as follows:


      SP-1 -- Very strong capacity to pay principal and interest.

      SP-2 -- Satisfactory capacity to pay principal and interest.

      SP-3 -- Speculative capacity to pay principal and interest.

      A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

Ratings of Commercial Paper

      Description of Moody's commercial paper ratings. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P-1 (Highest Quality), P-2 (Higher Quality) or P-3 (High Quality).


      Description of ^ S&P's commercial paper ratings. ^ An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

The "A" categories are as follows:

      A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

            A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

            A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

            A-3 -- Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Investment Adviser
INVESCO Capital Management, Inc.


Distributor
INVESCO Services, Inc.


Transfer Agent
INVESCO Funds Group, Inc.


Custodian
United Missouri Bank of Kansas City, N.A.


Independent Accountants
Price Waterhouse LLP
Denver, Colorado

                                  PROSPECTUS



                       INVESCO TREASURER'S SERIES TRUST
                 INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND




                                 May 1, ^ 1997

                       INVESCO TREASURER'S SERIES TRUST
                 INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                  INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND
                            7800 East Union Avenue
                            Denver, Colorado 80237
                            Telephone: 404/892-0896
                                 800/241-5477

INVESCO Treasurer's Series Trust (the "Trust") is an open-end management investment company presently consisting of four separate funds, each of which represents a separate portfolio of investments. This Statement of Additional Information relates to the INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund (the "Funds"), two portfolios which are designed especially for treasurers and financial officers of corporations, financial institutions and fiduciary accounts. This Statement of Additional Information describes the operations of each of the Funds. Each of the Funds has separate investment objectives and investment policies.

                       INVESCO CAPITAL MANAGEMENT, INC.
                              Investment Adviser

                            INVESCO SERVICES, INC.
                                  Distributor


                      STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Funds' current Prospectus (dated May 1, ^ 1997). Please retain this Statement of Additional Information for future reference. The Prospectus is available from INVESCO Services, Inc., 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.



                                 May 1, ^ 1997

                               TABLE OF CONTENTS

                                                                          Page

INVESTMENT OBJECTIVES AND POLICIES......................................... 45

OFFICERS AND TRUSTEES...................................................... 46

THE ADVISORY AGREEMENT..................................................... 52

THE DISTRIBUTOR............................................................ 55

TAX INFORMATION............................................................ 55

BROKERAGE AND PORTFOLIO TRANSACTIONS....................................... 57

CALCULATION OF YIELD....................................................... 59

MISCELLANEOUS.............................................................. 59

                      INVESTMENT OBJECTIVES AND POLICIES

      Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objectives and policies of the Funds. In addition, set forth below is certain further information relating to the Tax-Exempt Fund.

Tax-Exempt Fund

      In order to enhance the liquidity, stability or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell the obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Tax-Exempt Fund. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself.

      These transactions improve portfolio liquidity by making available same-day settlements on sales of portfolio securities. The Tax-Exempt Fund may engage in such transactions subject to any limitations contained in the rules under the Investment Company Act of 1940. A Standby Commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. The exercise by the Tax-Exempt Fund of a Standby Commitment is subject to the ability of the other party to fulfill its contractual commitment.

      Standby Commitments acquired by the Tax-Exempt Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Standby Commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the Standby
Commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date.

      The Trust, on behalf of the Tax-Exempt Fund, expects that Standby Commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Tax-Exempt Fund will pay for Standby Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments.

      It is difficult to evaluate the likelihood of use or the potential benefit of a Standby Commitment. Therefore, it is expected that the Trustees of the Trust will determine that Standby Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. When the Tax-Exempt Fund has paid for a Standby Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

      Management of the Trust understands that the Internal Revenue Service (the "Service") has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of such company and may be distributed to shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Exempt Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a Standby Commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that Standby Commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

                             OFFICERS AND TRUSTEES

      Listed below are the Trustees and executive officers of the Trust, together with their principal occupations during the past five years. Each person whose name and title is followed by an asterisk is an "interested person" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").


     CHARLES W. BRADY,*+ Chairman of the Board of Trustees. Chief Executive Officer and Director of ^ AMVESCO PLC, London, England, and of various subsidiaries thereof. Chairman of the Board of the INVESCO Advisor Funds, Inc.^
Address: 1315 Peachtree Street, N.E. Atlanta, Georgia 30309. Born: May 11, 1935.

     FRED A. DEERING,+# Vice Chairman of the Board of Trustees. Vice Chairman of the INVESCO Advisor Funds, Inc. Formerly, Chairman of the Executive Committee and Chairman of the Board of Security Life of Denver Insurance Company, Denver, Colorado and former Midwestern United Life Insurance Company. Director of ING American Holdings Company and First ING Life Insurance Company of New York.
Address:  Security Life Center,  1290 Broadway,  Denver,  Colorado 80203.  Born:
January 12, 1928.


     VICTOR L. ANDREWS, ** Trustee. Professor Emeritus, Chairman Emeritus and Chairman of the CFO Roundtable of the Department of Finance at Georgia State University, Atlanta, Georgia; President, Andrews Financial Associates, Inc. (consulting firm); formerly, member of the faculties of the Harvard Business School and the Sloan School of Management of MIT; Director of the INVESCO Advisor Funds, Inc. Dr. Andrews is also a director of The Southeastern Thrift and Bank Fund, Inc. and The Sheffield Funds, Inc. Address: 4625 Jettridge Drive, Atlanta, Georgia 30303-3083. Born: June 23, 1930.

     BOB R. BAKER,+** Trustee. President and Chief Executive Officer of AMC Cancer Research Center, Denver, Colorado, since January 1989; until mid-December 1988, Vice Chairman of the Board of First Columbia Financial Corporation (a financial institution), Englewood, Colorado. Formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation. Director of the INVESCO Advisor Funds, Inc. Address: 1775 Sherman Street, #1000, Denver, Colorado 80203. Born: August 7, 1936.


^


     LAWRENCE H. BUDNER,# Trustee. Trust Consultant; prior to June 30, 1987, Senior Vice President and Senior Trust Officer of InterFirst Bank, Dallas, Texas. Director of the INVESCO Advisor Funds, Inc. Address: 7608 Glen Albens Circle, Dallas, Texas 75225. Born: July 25, 1930.

     DANIEL D. CHABRIS,+# Trustee. Financial Consultant; Assistant Treasurer of Colt Industries Inc., New York, New York, from 1966 to 1988. Director of the INVESCO Advisor Funds, Inc. Address: 15 Sterling Road, Armonk, New York 10504.
Born: August 1, 1923.


     ^ HUBERT L. HARRIS, JR.,* Trustee. Chairman (since May 1996) and President (January 1990 to April 1996) of INVESCO Services, Inc. Director of AMVESCO PLC and Chief Executive Officer of INVESCO Individual Services Group. Chairman of the Board of ^ The Global Health Sciences Fund. Member of the Executive Committee of the Alumni Board of Trustees of Georgia Institute of Technology.
Address: 1315 Peachtree Street, N.E., Atlanta, Georgia. Born: July 15, 1943. ^

     KENNETH T. KING,** Trustee. Formerly, Chairman of the Board of The Capitol Life Insurance Company, Providence Washington Insurance Company, and Director of numerous subsidiaries thereof in the U.S. Formerly, Chairman of the Board of The Providence Capitol Companies in the United Kingdom and Guernsey. Chairman of the Board of the Symbion Corporation (a high technology company) until 1987. Director of the INVESCO Advisor Funds, Inc. Address: 4080 North Circulo Manzanillo, Tucson, Arizona 85715. Born: November 16, 1925.

     JOHN W. MCINTYRE,# Trustee. Retired. Formerly, Vice Chairman of the Board of Directors of The Citizens and Southern Corporation and Chairman of the Board and Chief Executive Officer of The Citizens and Southern Georgia Corp. and
Citizens and Southern National Bank. Director of Golden Poultry Co., Inc. Trustee of The Global Health Sciences Fund and Gables Residential Trust. Director of the INVESCO Advisor Funds, Inc. Address: 7 Piedmont Center, Suite 100, Atlanta, GA. Born: September 14, 1930.


     GEORGE S. ROBINSON, JR.,+ President and Chief Accounting and Financial Officer. President of the Trust since its inception. Since January 1, 1987, Mr. Robinson has been an employee of the Adviser and of the Distributor. From August 1986 through December 1987 he was a Vice President of Citicorp Investment Bank. For more than five years prior to that time, Mr. Robinson served in various capacities in the securities industry including that of Investment Officer of Colonial Life and Accident Insurance Company. Address: 1315 Peachtree Street, N.E., Atlanta, Georgia 30309. Born: July 26, 1943.

     TONY D. GREEN, Secretary and Treasurer. Mr. Green has served as Treasurer and Secretary since June 1995. He also serves as Secretary and Treasurer of INVESCO Advisor Funds, Inc. since 1996 and Senior Vice President of INVESCO Services, Inc. since 1993. Formerly, Principal for Mutual Funds Operations at D. Jones & Co. Address: 1355 Peachtree Street, N.E., Atlanta, Georgia 30309. Born:
March 1, 1947.

     Messrs. Brady and Deering are Chairman and Vice Chairman of the Board, respectively, and Messrs. Andrews, Baker, ^ Budner, Chabris, King and McIntyre are directors or trustees of the following investment companies: INVESCO Advisor Funds, Inc., INVESCO Diversified Funds, Inc.; INVESCO Dynamics Fund, Inc., INVESCO Emerging Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc.

      +Member of the executive committee of the Trust. On occasion, the executive committee acts upon the current and ordinary business of the Trust between meetings of the board of trustees. Except for certain powers which, under applicable law, may only be exercised by the full board of trustees, the executive committee may exercise all powers and authority of the board of trustees in the management of the business of the Trust. All decisions are subsequently submitted for ratification by the board of trustees.

      #Member of the audit committee of the Trust.

      *These trustees are "interested persons" of the Trust as defined in the Investment Company Act of 1940.

      **Member of the management liaison committee of the Trust.


      The Adviser on behalf of the Funds has agreed to pay each of the disinterested Trustees a regular annual fee of $1,000 per year per Fund plus a pro-rata share of the remainder of the retainer, plus the Funds' pro-rata share of a $6,000 quarterly meeting fee for attending regular quarterly Trustees' meetings. During the fiscal year ended December 31, ^ 1996, the Funds paid no trustees' fees, as this expense was absorbed and paid by the Adviser pursuant to its Advisory Agreement with the Trust.


Trustee Compensation


      The following table sets forth, for the fiscal year ended December 31, ^ 1996: the compensation paid by the Trust to its eight independent trustees for services rendered in their capacities as trustees of the Trust; the benefits accrued as Trust expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these trustees upon retirement as a result of their service to the Trust. In addition, the table sets forth the total compensation paid by all of the mutual funds distributed by INVESCO Funds Group, Inc., INVESCO Advisor Funds, Inc., the Trust, and The Global Health Sciences Fund (collectively, the "INVESCO Complex") ^(49 funds in total) to these directors for services rendered in their capacities as directors or trustees during the year ended December 31, ^ 1996.

                                                                         Total
                                                                     Compensa-
                                           Benefits     Estimated    tion From
                             Aggregate      Accrued        Annual      INVESCO
Name of                      Compensa-      As Part      Benefits      Complex
Person,                      tion From     of Trust      Upon Re-      Paid To
Position                      Trust(1)  Expenses(2)   tirement(3) Directors(1)


Fred A.Deering,                $ 2,470       ^ $322          $314      $98,850
Vice Chairman of
  the Board

Victor L. Andrews              ^ 2,432          304           363       84,350

Bob R. Baker                   ^ 2,437          272           486       84,850

Lawrence H. Budner             ^ 2,387          304           363       80,350

Daniel D. Chabris              ^ 2,437          347           258       84,850

A. D. Frazier ^ Jr.(4)           2,295            0             0     ^ 81,500

Kenneth T. King                ^ 2,282          334           284       71,350

John W. McIntyre               ^ 2,376            0             0       90,350
                              --------       ------         -----     --------

^ Total                       $19,1165       $1,833        $2,068     $676,450

% of Net Assets             ^ 0.0140%5     0.0014%5                    .0044%6

     (1)The vice chairman of the board, the chairmen of the audit, management liaison and compensation committees, and the members of the executive and valuation committees each receive compensation for serving in such capacities in addition to the compensation paid to all independent ^ trustees.

     (2)Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the ^ trustees.

     (3)These figures represent the Trust's share of the estimated annual benefits payable by the INVESCO Complex (excluding The Global Health Sciences Fund, which does not participate in any retirement plan) upon the trustee's retirement, calculated using the current method of allocating director/trustee compensation among the funds in the INVESCO Complex. These estimated benefits assume retirement at age 72, or the extended retirement date referred to hereinafter, and that the basic retainer payable to the directors will be adjusted periodically for inflation, for increases in the number of funds in the INVESCO Complex, and for other reasons during the period in which retirement benefits are accrued on behalf of the respective directors/trustees. This results in lower estimated benefits for directors/trustees who are closer to retirement and higher estimated benefits for directors/trustees who are further from retirement. With the exception of Messrs. Frazier and McIntyre, each of these directors/trustees has served as a director/trustee of one or more of the funds in the INVESCO Complex for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan.


     (4)Mr. Frazier resigned as a Trustee of the Trust effective February 4, 1997. Effective November 1, 1996, Mr. Frazier was employed by AMVESCO PLC, a company affiliated with INVESCO. Because it was possible that Mr. Frazier would be employed with AMVESCO PLC, he was deemed to be an "interested person" of the Trust and of the other funds in the INVESCO Complex effective May 1, 1996. Effective November 1, 1996, Mr. Frazier ceased to receive any trustee's fees or other compensation from the Trust or other funds in the INVESCO Complex for his service as a director.

     (5)Total ^ as a percentage of the Trust's net assets as of December 31, ^ 1996.

     ^ (6)Total as a percentage of the net assets of the INVESCO Complex as of December 31, ^ 1996.


      Messrs. Bishop and Brady, as "interested persons" of the Trust and of the other funds in the INVESCO Complex, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the INVESCO Complex for their service as directors.


      The boards of directors/trustees of the mutual funds managed by INVESCO Funds Group, Inc., INVESCO Advisor Funds, Inc. and the Trust adopted a Defined Benefit Deferred Compensation Plan for the non-interested directors and trustees of the funds. Under this plan, each director or trustee who is not an interested person of the funds (as defined in the Investment Company Act of 1940) and who has served for at least five years (a "qualified director") is entitled to receive, upon retiring from the boards at the mandatory retirement age of 72 (or the retirement age of 73 to 74, if the retirement date is extended by the board for one or two years, but less than three years), continuation of payments for one year (the "first year retirement benefit") of the annual basic retainer payable by the funds to the qualified director at the time of his retirement or disability (the "basic retainer"). Commencing with any such director's second year of retirement, and commencing with the first year of retirement of a director whose retirement has been extended by the board for three years, a qualified director shall receive quarterly payments at an annual rate equal to ^ 40% of the basic retainer. These payments will continue for the remainder of the qualified director's life or ten years, whichever is longer (the "reduced retainer payments"). If a qualified director dies or becomes disabled after age 72 and before age 74 while still a director of the funds, the first year retirement benefit and the reduced retainer payments will be made to him or to his beneficiary or estate. If a qualified director becomes disabled or dies either prior to age 72 or during his 74th year while still a director of the funds, the director will not be entitled to receive the first year retirement benefit; however, the reduced retainer payments will be made to his beneficiary or estate. The plan is administered by a committee of three directors who are also participants in the plan and one director who is not a plan participant. The cost of the plan will be allocated among the INVESCO, INVESCO Advisor and Treasurer's Series funds in a manner determined to be fair and equitable by the committee. The Trust is not making any payments to directors under the plan as of the date of this Statement of Additional Information. The Trust has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

      The Trust has an audit committee which is comprised of four of the trustees who are not interested persons of the Trust. The committee meets periodically with the Trust's independent accountants and officers to review accounting principles used by the Trust, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

      The Trust also has a management liaison committee which meets quarterly with various management personnel of the Adviser in order (a) to facilitate better understanding of management and operations of the Trust, and (b) to review legal and operational matters which have been assigned to the committee by the board of trustees, in furtherance of the board of trustees' overall duty of supervision.

                            THE ADVISORY AGREEMENT

      The investment adviser to the Trust is INVESCO Capital Management, Inc., a Delaware corporation ("ICM" or the "Adviser"), which has its principal office at 1315 Peachtree Street, N.E., Suite 300, Atlanta, Georgia 30309. The Adviser also has an advisory office in Coral Gables, Florida and a marketing and client service office in San Francisco, California.


      ICM is an indirect, wholly-owned subsidiary of ^ AMVESCO PLC, a publicly-traded holding company ^ that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997 as part of a merger between a direct subsidiary of INVESCO PLC and A I M Management Group Inc., thus creating one of the largest independent investment management businesses in the world with approximately $165 billion in assets under management. Subject to obtaining shareholder approval at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. AMVESCO PLC's other North American subsidiaries include the following:

     --INVESCO Funds Group, Inc. of Denver, Colorado, serves as an investment adviser to INVESCO Diversified Funds, Inc., INVESCO Dynamics Fund, Inc., INVESCO Emerginq Opportunity Funds, Inc., INVESCO Growth Fund, Inc., INVESCO Income Funds, Inc., INVESCO Industrial Income Fund, Inc., INVESCO International Funds, Inc., INVESCO Money Market Funds, Inc., INVESCO Multiple Asset Funds, Inc., INVESCO Specialty Funds, Inc., INVESCO Strategic Portfolios, Inc., INVESCO Tax-Free Income Funds, Inc., INVESCO Value Trust, and INVESCO Variable Investment Funds, Inc. INVESCO Funds Group, Inc. is the sole shareholder of INVESCO Trust Company, whose primary business is to provide investment advisory and research services.

     --INVESCO Capital Management, Inc. of Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds. INVESCO Capital Management, Inc. is the sole shareholder of INVESCO Services, Inc., a registered broker-dealer whose primary business is the distribution of shares of two registered investment companies.

     --INVESCO  Management & Research,  Inc. (formerly Gardner and Preston Moss,
Inc.)  of  Boston,  Massachusetts,   primarily  manages  pension  and  endowment
accounts.

     --PRIMCO Capital Management, Inc. of Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of Section 401(k) retirement plans.


     --INVESCO Realty Advisors of Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for ^ AMVESCO PLC's clients worldwide. Clients include corporate plans, public pension funds as well as endowment and foundation accounts.

     --A I M Advisors, Inc. of Houston, Texas provides investment advisory and administrative services for retail and institutional mutual funds.

     --A I M Capital Management, Inc. of Houston, Texas provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of variable insurance companies.

     --A I M Distributors, Inc. and Fund Management Company of Houston, Texas are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

     The corporate headquarters of ^ AMVESCO PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

      As indicated in the Prospectus, ICM permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a compliance policy governing personal investing by directors, officers and employees of ICM and its North American affiliates. The policy requires officers, inside directors, investment and other personnel of ICM and its North American affiliates to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied ^ if, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account including the Funds.


      In addition to the pre-clearance requirement described above, the policy subjects officers, inside directors, investment and other personnel of ICM and its North American affiliates to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The provisions of this policy are administered by and subject to exceptions authorized by ICM.


      Under its Investment Advisory Agreement dated as of ^ February 28, 1997 (the "Agreement") with the Trust, the Adviser will, subject to the supervision of the Trustees and in conformance with the stated policies of the Trust and of the Funds, manage the investment operations and portfolios of the Funds. In this regard, it will be the responsibility of the Adviser not only to make investment decisions for the Funds, but also to place the purchase and sale orders for the portfolio transactions of the Funds. (See "Brokerage and Portfolio Transactions.") The Adviser is also responsible for furnishing to the Trust, at the Adviser's expense, the services of persons believed to be competent to perform all executive and other administrative functions required by the Trust to conduct its business effectively, as well as the offices, equipment and other facilities necessary for its operations. Such functions include the maintenance of the Trust's accounts and records, and the ^ preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.


      Under the Agreement, the Adviser is responsible for the payment of all of the Funds' expenses, other than payment of advisory fees, taxes, interest and brokerage commissions, if any. The expenses to be borne by the Adviser include, without limitation, organizational expenses, compensation of its officers and employees and expenses of its trustees, legal and auditing expenses, the fees and expenses of the Funds' custodian and transfer agent, and the expenses of printing and mailing reports and notices to shareholders. For the services to be rendered and the expenses to be assumed by the Adviser under the Agreement, the Trust will pay to the Adviser an advisory fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Funds. (See "Computation of Net Asset Value.") On an annual basis, the advisory fee paid by each Fund is equal to 0.25% of the Fund's average net asset value ^.

      The Agreement was approved by the shareholders of each Fund on ^ January 31, 1997. The Agreement will continue in effect from year to year provided such continuance is specifically approved at least annually (i) by the vote of a majority of each Fund's outstanding voting securities (as defined in the first paragraph under "Investment Restrictions" in the Prospectus) or by the Trustees of the Trust and (ii) by the vote of a majority of the Trustees of the Trust who are not "interested persons" (as such term is defined by the 1940 Act) of the Trust or the Adviser. The Agreement is terminable on 60 days' written notice by either party thereto and will terminate automatically if assigned.


      The investment advisory services of the Adviser to the Trust are not exclusive and the Adviser is free to render investment advisory services to others, including other investment companies.


      For the fiscal year ended December 31, 1996, the Trust paid the Adviser an advisory fee of $396,023, of which $337,832 was allocated to the Money Fund and $58,191 was allocated to the Tax- Exempt Fund, representing 0.25% of the Fund's average net assets. For the fiscal year ended December 31, 1995, the Trust paid the Adviser an advisory fee of $393,030, of which $339,497 was allocated to the Money Fund, and $53,533 was allocated to the Tax- Exempt Fund, representing ^ 0.25% of ^ the ^ Fund's average net assets. For the fiscal year ended December 31, 1994, the Trust paid the Adviser an advisory fee of $338,683, of which $280,355 was allocated to the Money Fund, and $58,328 was allocated to the Tax^-Exempt Fund, representing ^ 0.25% of each of the ^ Fund's net assets.


                                THE DISTRIBUTOR


      INVESCO Services, Inc., the Distributor, is the principal underwriter of the Trust under a Distribution Agreement dated as of ^ February 28, 1997. All of the Distributor's outstanding shares of voting stock are owned by the Adviser. The Distributor's principal office is located at 1315 Peachtree Street, N.E., Atlanta, Georgia 30309.


                                TAX INFORMATION

Federal Taxes

      Each Fund is treated as a separate entity for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code as amended (the "Code"), a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus, in the case of the Tax-Exempt Fund, its net interest income excludable from gross income under section 103(a) of the Code, and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities (or the securities of other
RICs) of any one issuer.

      The Tax-Exempt Fund intends to continue to qualify to pay exempt-interest dividends under section 852(b)(5) of the Code. In order to qualify to pay exempt-interest dividends in any taxable year, at the close of each quarter of such taxable year, at least 50% of the value of the total assets of the Fund must be invested in state, municipal and other obligations the interest on which is exempt under section 103(a) of the Code. No assurance can be given that the Tax-Exempt Fund will qualify to pay exempt-interest dividends each year. For each year that this Fund is qualified to pay exempt-interest dividends, it will designate any dividends, or portion thereof, being paid as exempt-interest dividends in a written notice to its shareholders. The proportion of each dividend that will be designated as an exempt-interest dividend will be the same as the proportion of the income from tax-exempt obligations (net of certain disallowed deductions), in the taxable year bears to the dividends paid in the taxable year. Accordingly, with respect to any particular dividend, the portion designated as an exempt-interest dividend may be substantially different than the portion of the Tax-Exempt Fund's income that is income from tax-exempt obligations (net of certain disallowed deductions) for the period covered by such dividend. The notice will be mailed approximately thirty (30) days, but no later than sixty (60) days, after the close of the Tax-Exempt Fund's tax year. Dividends designated as exempt-interest dividends are excludable from the gross income of the shareholder under Section 103(a) of the Code.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds ("PABs") or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Tax-Exempt Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      If the Tax-Exempt Fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. Moreover, if that Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

      Since the Trust expects, but cannot guarantee, to maintain a constant $1.00 per share net asset value, upon the redemption of shares of a Fund held by a non-tax-exempt investor, such investor may realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute short-term capital gain or loss if the redeemed Fund shares were held for one year or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than one year. Any short-term capital loss realized upon the redemption of shares of the Tax-Exempt Fund within six months from the date of their purchase will be disallowed to the extent of any exempt-interest dividends received during such six month period, although the period may be reduced under Treasury Regulations to be issued.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                     BROKERAGE AND PORTFOLIO TRANSACTIONS

      The Adviser will arrange for the placement of orders and the execution of portfolio transactions for each of the Funds. Portfolio securities will be purchased or sold to parties acting as either principal or agent. Most of the securities acquired by the Funds normally will be purchased directly from the issuer or from an underwriter acting as principal. Other purchases will be placed with those dealers, acting as agents, whom the Adviser believes will provide the best execution of the transaction at prices most favorable to the Funds. Usually no brokerage commissions (as such) are paid by the Funds for such agency transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to the underwriters of newly-issued securities normally include a concession paid by the issuer to the underwriter. Purchases of after-market securities from dealers normally are executed at a price between bid and asked prices.

      Subject to the primary consideration of best execution at prices most favorable to the Funds, the Adviser may in the allocation of such investment transaction business consider the general research and investment information and other services provided by dealers, although it has adopted no formula for such allocation. These research and investment information services make available to the Adviser for its analysis and consideration as investment adviser to the Funds and its other accounts, the views and information of individuals and research staffs of many securities firms. Although such information may be a useful supplement to the Adviser's own investment information, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Investment Advisory Agreement and will not reduce the advisory fee payable to the Adviser by the Funds.

      The Adviser may follow a policy of considering sales of shares of the Trust as a factor in the selection of dealers to execute portfolio transactions, subject to the primary objective of best execution discussed above.

      On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of the Funds as well as other customers, the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold for such parties in order to obtain best execution and lower brokerage commissions. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Funds. In some cases the aggregation of securities to be sold or purchased could have a detrimental effect on the price of the security insofar as each Fund is concerned. However, in other cases, the ability of a Fund to participate in volume transactions will be beneficial to such Fund.


      No brokerage commissions on purchases and sales of the Funds' securities were incurred for the fiscal years ended December 31, 1996, 1995^ or 1994 ^.

      At December 31, ^ 1996, the Trust's Funds held securities of its regular brokers or dealers, or their parents, as follows:

                                                                      Value of
                                                                 Securities at
Fund                    Broker or Dealer                 ^ December 31, ^ 1996
----                    ----------------                 ---------------------

Money Market            United Missouri Bank                       $331,745.65
  Reserve Fund            ^ Money Market Fiduciary

Tax Exempt              Societe Generale Securities              $1,000,000.00
  Reserve Fund          ^

                             CALCULATION OF YIELD

      From time to time a Fund may advertise its "yield" and "effective yield." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


      Each Fund normally computes its yield by determining for a seven-day base period the net change, exclusive of capital changes, for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, multiplying the result by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent. Each Fund may also compute a standardized effective yield. This is computed by compounding the base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. The yield paid by the Funds will result in payment of taxable interest to the Fund shareholders. At December 31, ^ 1996 the Money Reserve Fund's current and effective yields were ^ 5.40% and ^ 5.55%, respectively; the Tax-Exempt Reserve Fund's current and effective yields were ^ 3.95% and ^ 4.02%, respectively.


                                 MISCELLANEOUS

Principal Shareholders


      As of April 1, ^ 1997, the following entities were known by the Money Fund to be record and beneficial owners of five percent or more of the outstanding shares of that Fund.


Name and Address of                                                   Percent
Beneficial Owner                            Number of Shares         of Class
-------------------                         ----------------         --------


^ Fruehauf Trailer Corp.                     81,484,979.8300           47.174
P.O. Box 44913
Attn: Ms. Geraldine Tigner
Indianapolis, IN  46244

INVESCO Retirement Trust                     29,394,459.0800           17.017
GIC Fund
P.O. Box 2040
Denver, CO  80201

^ INVESCO Capital Management, Inc.            9,863,752.9200            5.710
^ 1315 Peachtree St. NE, Suite 300
^ Atlanta, GA  30309



      ^ As of April 1, 1997, the following entities were known by the Tax-Exempt Fund to be record and beneficial shareholders of five percent or more of the outstanding shares of that Fund.


Name and Address of                                                   Percent
Beneficial Owner                            Number of Shares         of Class
-------------------                         ----------------         --------


^ Charles E. Sward                            3,340,132.8600           17.660
^ 1837 Cedar Canyon Drive
Atlanta, GA  30345

Alice H. Richards                             2,697,218.4500           14.261
P.O. Box 400
Carrollton, GA  30117

Thomas L. Shields, Jr.                        2,338,451.6200           12.628
1750 W. Sussex
Atlanta, GA  30306

J. Rex Fuqua                                  1,380,962.3800            7.301
c/o Fuqua Capital Corp.
1201 W. Peachtree St. NE
Atlanta, GA  30309

^ Nationsbank of TX, Cust.                    1,052,397.3200            5.564
FBO John Morgan
Attn: SAS
P.O. Box 831575
Dallas, TX   75283

      As of April 9, 1997, officers and trustees of the Trust, as a group, beneficially owned less than 1% of the Funds' outstanding shares and less than 1% of any portfolio's outstanding shares.


Net Asset Value

      The net asset value per share of each of the Funds is determined daily as of 11:30 a.m. (New York time), after declaration of the dividend, on each day that the New York Stock Exchange is open for trading and at such other times and/or on such other days as there is sufficient trading in the portfolio securities of the Fund that might materially affect its net asset value. Net asset value per share is determined by adding the value of all assets of the Fund, deducting its actual and accrued liabilities, and dividing by the number of shares outstanding.

      Each Fund seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Funds will be able to maintain a net asset value of $1.00 per share. In order to accomplish this goal, each Fund intends to utilize the amortized cost method of valuing portfolio securities. By using this method, each Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of the security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal. The amortized cost method may result in periods during which the amortized cost value of the securities may be higher or lower than their market value, and the yield on a shareholder's investment may be higher or lower than that which would be recognized if the net asset value of a Fund's portfolio was not constant and was permitted to fluctuate with the market value of the portfolio securities. It is believed that any such differences will normally be minimal. During periods of declining interest rates, the quoted yield on shares of each Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate net asset value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

      The Trustees of the Trust have undertaken to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize, to the extent possible, each Fund's price per share, as computed for the purposes of sales and redemptions, at $1.00. Such procedures include review of each Fund's portfolio holdings by the Adviser or its agent, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. If any deviation between the Fund's net asset value based upon available market quotations or market equivalents and that based upon amortized cost exceeds 0.5%, the Trustees will promptly consider what action, if any, is appropriate. The action may include, as appropriate, the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the applicable Fund's average portfolio maturity; withholding dividends; reducing the number of shares outstanding; or utilizing a net asset value per share determined by using available market quotations.

      The net asset value per share of the Funds will normally not be calculated on days that the New York Stock Exchange is closed. These days include New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redemption of Shares

      It is possible that in the future, conditions may exist which would, in the opinion of the Trustees of the Trust, make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Trustees may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the Trustees. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

The Custodian

      United Missouri Bank of Kansas City, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, is the custodian of the portfolio securities and cash of the Funds and maintains certain records on behalf of the Trust and the Funds. Subject to the Trust's prior approval, the custodian may use the services of subcustodians for the assets of one or more of the Funds.

Independent Accountants

      Price Waterhouse LLP, 950 Seventeenth Street, Denver, Colorado, serves as the Trust's independent accountants, providing services which include the audit of the Trust's annual financial statements, and the preparation of tax returns filed on behalf of the Trust.


      The audited financial statements and the notes thereto as of and for the ^ year ending December 31, ^ 1996, and the report of Price Waterhouse LLP with respect to such financial statements, are incorporated by reference from the Trust's Annual Report to Shareholders for the fiscal ^ year ended December 31, ^ 1996.


Declaration of Trust Provisions

      The Declaration of Trust establishing the Trust dated January 27, 1988, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "INVESCO Treasurer's Series Trust" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the "Trust Property" only shall be liable.

      As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an advisory contract. Pursuant to the Declaration, the holders of at least 10% of the outstanding shares of a Fund may require the Trust to hold a special meeting of shareholders for any purpose. The Declaration further provides that any Trustee of the Trust may be removed, with or without cause, at any meeting of the shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust.

                                    Part C

                               Other Information



Item 24.    Financial Statements and Exhibits
      (a)   1.    Financial statements and schedules
                  included in Prospectus (Part A):


                  Financial Highlights for each of the ^
                  eight years in the period ended December
                  31, ^ 1996, and for the period from
                  April 27, 1988 (commencement of operations) to December 31, 1988, for the INVESCO Treasurer's Money Market Reserve Fund and the INVESCO Treasurer's Tax-Exempt Reserve Fund.


            2.    Financial Statements and schedules
                  included in Statement of Additional
                  Information (Part B):


                  The following financial statements
                  for INVESCO Treasurer's Money Market
                  Reserve Fund and the INVESCO Treasurer's
                  Tax-Exempt Reserve Fund and the notes
                  thereto as of and for the ^ year ended
                  December 31, ^ 1996, and the report of
                  Price Waterhouse LLP with respect to
                  such financial statements, are
                  incorporated herein by reference from
                  the Trust's Annual Report to Shareholders for the fiscal ^ year ended December 31, ^ 1996: Statement of Investment Securities as of December 31, ^ 1996; Statement of Assets and Liabilities as of December
                  31, ^ 1996; Statement of Operations
                  ^ for the year ended December 31, ^ 1996;
                  Statement  of Changes in Net Assets for
                  each of the two years in the period ended
                  December 31, ^ 1996; and Financial
                  Highlights for each of the five years in the period ended December 31, ^ 1996.


            3. Financial statements and schedules included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

            (b)   Exhibits:


            1.    Declaration of Trust of Registrant.(2)^

            2.    By-laws of Registrant. ^


            3.    None.

            4.    None.


            5.    (a) Investment Advisory Agreement between
                  Registrant and INVESCO Capital Management,
                  Inc. dated as of February 28, 1997. ^

            6.    Distribution Agreement between Registrant and
                  INVESCO Services, Inc. dated as of ^ February
                  28, 1997.

            7. Defined Benefit Deferred Compensation Plan for Non-Interested Directors and ^ Trustees.

            8. Custodian Agreement between the Registrant and United Missouri Bank of Kansas City, N.A.^(3)

            9.    (a) ^ Transfer Agency Agreement between the
                  Trust and INVESCO Funds Group, Inc. dated ^
                  February 28, 1997.

                  (b) Indemnification Agreement between INVESCO
                  Capital Management, L.P. and each of the Trustees of the Registrant. ^

                  (c) ^ Administrative Services Agreement between
                  Registrant and INVESCO Funds Group, Inc.^ dated as of February 28, 1997.

            10.   Opinion as to legality of the shares. ^(2)


            11.   Consent of Independent Accountants.

            12.   None.

            13.   None.

            14.   None.

            15.   None.


            16.   Schedule for computation of yield and
                  effective yield quotations. (1)

            17. (a) Financial Data Schedule for the ^ year ended December 31, ^ 1996, for INVESCO
                  Treasurer's Money Market Reserve Fund.

                  (b) Financial Data Schedule for the ^ year ended December 31, ^ 1996, for INVESCO
                  Treasurer's Tax-Exempt Reserve Fund.

                  (c) Financial Data Schedule for the ^ year ended December 31, ^ 1996, for INVESCO
                  Treasurer's Prime Reserve Fund.

                  (d) Financial Data Schedule for the ^ year ended December 31, ^ 1996, for INVESCO
                  Treasurer's Special Reserve Fund.


            18.   None.

            19.   Power of Attorney appointing Glen A. Payne
                  and Edward F. O'Keefe as attorneys-in-fact.
                  (1)
--------------------


(1) Previously filed on EDGAR on April 23, 1996, in Post-Effective Amendment No. 16 to the Registrant's Registration Statement, and herein incorporated by reference.
(2) Previously filed on January 29, 1988, in connection with Registrant's initial Registration Statement under the 1933 Act, and herein incorporated by reference.
^(3) Previously filed on ^ April 20, 1990, in Post-Effective Amendment No. ^ 4 to the Registrant's 1933 Act registration statement, and herein incorporated by reference.
^

Item 25.    Persons    Controlled   by   or   Under   Common    Control   With
            Registrant


      The Registrant's Investment Adviser is INVESCO Capital Management, Inc., a Delaware Corporation (the "Adviser") which is an indirect subsidiary of ^ AMVESCO PLC, an English public limited company. The Registrant's principal underwriter is INVESCO Services, Inc., a Georgia corporation (the "Distributor"). The Adviser also provides investment advice to the following investment companies: INVESCO Advisor Funds, Inc. (formerly, The EBI Funds, ^ Inc.), and Selected Investment Managers Series Fund. The Distributor also provides distribution services to the foregoing investment companies other than Selected Investment Managers Series Fund. The Trust's transfer agent is INVESCO Funds Group, Inc., a Delaware corporation which also performs certain administrative services for the Trust. All of the outstanding securities of the Distributor are owned by the Adviser. INVESCO Funds Group, Inc. is an indirect subsidiary of ^ AMVESCO PLC.

Item 26.    Number of Holders of Securities


      As of ^ March 31, ^ 1997 the number of record holders of each class of securities of the two active Funds of the Trust were as follows:


                                                                  Number of
Name of Fund                    Title of Class               Record Holders
------------                    --------------               --------------


Money Fund                      Beneficial Interest                    ^ 95
Tax-Exempt Fund                 Beneficial Interest                    ^ 40


Item 27.    Indemnification

      Article V of the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers against all liabilities and expenses reasonably incurred or paid by him in connection with any action, suit or other proceeding, whether civil or criminal, in which he may be involved, except with respect to any matter as to which he shall have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

      The Trustees have entered into an Indemnification Agreement dated January 27, 1988 with INVESCO Capital Management, Inc. (the "Adviser"), wherein each of the Trustees agrees to become a trustee of the Trust, and the Adviser agrees to indemnify each Trustee to the fullest extent permitted by law against all liability and all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which the Trustee becomes involved as a party or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by the Trustee in the settlement thereof; provided that such indemnification shall apply only to any such liability, expenses or amounts paid or incurred in settlement in connection with a claim, action, suit or proceeding which arises during either (i) the term of the Trustee's service as a trustee of the Trust, or (ii) the four-year period commencing upon the termination, for whatever reason, of the Trustee's service as a trustee of the Trust. No indemnification shall be provided to a Trustee under the Indemnification Agreement for any liability to the Trust, a series of the Trust, or the shareholders of the Trust by reason of a final adjudication by a court or other body before which a proceeding was brought that the Trustee engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office, or with respect to any matter as to which the Trustee shall have been finally adjudicated not to have acted in good faith and in responsible belief that the Trustee's action was in the best interest of the Trust.


      The Trust has entered into a Distribution Agreement dated ^ February 28, 1997 with INVESCO Services, Inc. (the "Distributor") which provides in part that the Distributor and the Trust will indemnify, defend and hold harmless each other and their respective officers, directors, trustees and controlling persons (within the meaning of the 1933 Act), from and against any and all such claims, demands, liabilities and expenses (including cost of investigating or defending such claims, demands or liabilities, and any attorneys fees incurred in connection therewith), which such parties may incur under the federal securities laws, the common law or otherwise.

      Reference is made to the Distribution Agreement previously filed and herein incorporated by reference.

      Reference is also made to the revised Investment Advisory Agreement filed as Exhibit 5(b), as referred to in Item 24(b) hereof.

Item 28.    Business and Other Connections of Investment Adviser

            See "The Investment Adviser" in the Prospectus and "The Advisory Agreement" in the Statement of Additional Information for information regarding the business of the investment adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of INVESCO Capital Management, Inc., reference is made to Form ADV filed under the Investment Advisers Act of 1940 by INVESCO Capital Management, Inc., herein incorporated by reference.

Item 29.    Principal Underwriters
            (a)   The INVESCO Advisor Funds, Inc.

            (b)

                                    Positions and           Positions and
Name and Principal                  Offices with            Offices with
Business Address                    Underwriter             Registrant
------------------                  -------------           -------------

Charles W. Brady                    Chairman of             Chairman and
1315 Peachtree Street, N.E.,        the Board               Trustee
#300
Atlanta, Georgia  30309


^ Tony D. Green                     Secretary and           Secretary and
1315 Peachtree Street, N.E.,        ^ Treasurer             Treasurer
#300
Atlanta, Georgia  30309

Hubert L. Harris, Jr.               President, Chief        Trustee
1315 Peachtree Street, N.E.,        Accounting and
#300                                Financial Officer
Atlanta, Georgia  30309             and Director


Terrence J. Miller                  Vice President
1315 Peachtree Street, N.E.,        and Director
#300
Atlanta, Georgia  30309


Mark F. Moots, Jr.                  Assistant Secretary
1315 Peachtree Street, N.E.,        and Assistant
#300                                Treasurer
Atlanta, Georgia  30309

George S. Robinson, Jr.             Employee                President and
1315 Peachtree Street, N.E.,                                Chief Accounting
#300                                                        and Financial^
Atlanta, Georgia  30309                                     Officer ^

Item 30.    Location of Accounts and Records

      Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the 1940 Act at its offices at 7800 East Union Avenue, Denver, Colorado 80237. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the offices of Registrant's transfer agent, INVESCO Funds Group, Inc., 7800 East Union Avenue, Denver, Colorado 80237, and at the offices of Registrant's custodian, United Missouri Bank of Kansas City, N.A., at 928 Grand Avenue, Kansas City, Missouri 64106.

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (b) The Registrant hereby undertakes that its board of trustees will call such meetings of shareholders of the Funds, for action by shareholder vote, including acting on the question of removal of a trustee or trustees, as may be requested in writing by the holders of at least 10% of the outstanding shares of a Fund or as may be required by applicable law or the Trust's Declaration of Trust, and to assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, County of Fulton, and State of Georgia, on the 25th day of April, 1997.

Attest:                                  INVESCO Treasurer's Series
                                          Trust

/s/ Tony D. Green                        /s/ George S. Robinson, Jr.
------------------------------------     ------------------------------------
Tony D. Green, Secretary                  George S. Robinson, Jr.,
                                          President

      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this 25th day of April, 1997.

/s/ George S. Robinson, Jr.               /s/ Lawrence H. Budner
------------------------------------      ------------------------------------
George S. Robinson, Jr.,                  Lawrence H. Budner, Trustee
President (Chief Financial and
Accounting Officer)

/s/ Tony D. Green                         /s/ Daniel D. Chabris
------------------------------------      ------------------------------------
Tony D. Green, Secretary and              Daniel D. Chabris, Trustee
Treasurer

/s/ Victor L. Andrews                     /s/ Fred A. Deering
------------------------------------      ------------------------------------
Victor L. Andrews, Trustee                Fred A. Deering, Trustee

/s/ John W. McIntyre                      /s/ Hubert L. Harris, Jr.
------------------------------------      ------------------------------------
John W. McIntyre, Trustee                 Hubert L. Harris, Jr., Trustee

/s/ Bob R. Baker                          /s/ Kenneth T. King
------------------------------------      ------------------------------------
Bob R. Baker, Trustee                     Kenneth T. King, Trustee

/s/ Charles W. Brady
------------------------------------
Charles W. Brady, Trustee


By*                                      By*  /s/ Glen A. Payne
   ---------------------------------        ---------------------------------
      Edward F. O'Keefe                       Glen A. Payne
      Attorney in Fact                        Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on April 12, 1990, September 16, 1991, May 27, 1992, April 29, 1994 and April 23,
1996.

                                 EXHIBIT INDEX


^



                                                Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      2                                           73
      5(a)                                        82
      6                                           90
      7                                          101
      9(a)                                       108
      9(b)                                       124
      9(c)                                       129
      11                                         134
      17(a)                                      135
      17(b)                                      136
      17(c)                                      137
      17(d)                                      138